Commitments and Contingent Liabilities (Schedule of Minimum Lease Payments) (Details) € in Thousands	Dec. 31, 2017 EUR (€)
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	€ 6,141
2018 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	438
2019 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	438
2020 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	417
2021 Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	355
2022 and thereafter [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payments	€ 4,493